Right-of use assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of right to use of assets

	Aircraft and engines	Land use rights	Buildings	Others	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Cost:

At January 1, 2021	220,701	6,481	3,022	765	230,969
Additions	3,493	343	1,194	243	5,273
Transferred from construction in progress (Note 20)	302	61	—	152	515
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(2,761)	—	—	—	(2,761)
Transferred to assets held for sale	(1,582)	—	—	—	(1,582)
Disposals	(5,959)	(75)	(931)	(26)	(6,991)

At December 31, 2021	214,194	6,810	3,285	1,134	225,423

At January 1, 2022	214,194	6,810	3,285	1,134	225,423
Additions	5,500	12	579	11	6,102
Transferred from construction in progress (Note 20)	5,706	—	—	71	5,777
Transferred from right-of-use assets to investment properties (Note 19)	—	(19)	—	—	(19)
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(7,032)	—	—	(246)	(7,278)
Disposals

- disposals	(1,607)	(53)	(582)	(145)	(2,387)

- disposal of subsidiaries (Note 19(d))	—	(47)	(13)	(64)	(124)

At December 31, 2022	216,761	6,703	3,269	761	227,494

	Aircraft and engines	Land use rights	Buildings	Others	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Accumulated amortization and impairment losses:
At January 1, 2021	77,338	947	1,502	117	79,904
Amortization charge for the year	13,616	140	954	178	14,888
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(1,202)	—	—	—	(1,202)
Transferred to assets held for sale	(616)	—	—	—	(616)
Disposals	(5,959)	—	(913)	(21)	(6,893)
Provision for impairment losses	1,585	—	—	—	1,585
Impairment losses transferred to assets held for sale	(682)	—	—	—	(682)

At December 31, 2021	84,080	1,087	1,543	274	86,984

At January 1, 2022	84,080	1,087	1,543	274	86,984
Amortization charge for the year	13,767	173	937	190	15,067
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(3,680)	—	—	(58)	(3,738)
Transferred from right-of-use assets to investment properties (Note 19)	—	(1)	—	—	(1)
Disposals
- disposals	(1,594)	(25)	(563)	(145)	(2,327)
- disposal of subsidiaries (Note 19(d))	—	(12)	(6)	(31)	(49)
Impairment losses transferred to property, plant and equipment (Note 19)	(429)	—	—	—	(429)
Provision for impairment losses (Note 19(a))	33	—	—	—	33

At December 31, 2022	92,177	1,222	1,911	230	95,540

Net book value:
At December 31, 2022	124,584	5,481	1,358	531	131,954

At December 31, 2021	130,114	5,723	1,742	860	138,439

Summary of analysis of expense items in relation to leases recognized in profit or loss
In addition to the amortization charged, the analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2022	2021	2020
	RMB million	RMB million	RMB million
Interest on lease liabilities (Note 15)	3,899	4,434	5,180
Interest rate swaps: cash flow hedge, reclassified from equity (Note 15)	—	21	(15)
Expense relating to short-term leases	1,067	1,241	1,257
Expense relating to leases of variable lease payments not included in the measurement of lease liabilities	88	124	106